UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 1 of its series: Allspring Managed Account CoreBuilder® Shares - Series M.

Date of reporting period: December 31, 2025

ITEM 1. REPORT TO STOCKHOLDERS

Annual Shareholder Report

December 31, 2025

Managed Account CoreBuilder® Shares - Series M

WFCMX

This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series M for the period from January 1, 2025 to December 31, 2025. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series M	$0	0.00%

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

How did the Fund perform last year and what affected its performance?

The U.S. economy continued its resilience in 2025, with 4.3% growth in real gross domestic product and a 4.6% unemployment rate. Inflation remains above the Federal Reserve’s (Fed’s) target while cracks in the labor market make it more difficult to balance its dual mandate. Nevertheless, the Fed prioritized growth by lowering interest rates three times, totaling 0.75%. The Bloomberg Municipal Bond Index posted a 4.25% annual total return. The Bloomberg High Yield Municipal Index returned 2.46%.

The Fund underperformed its benchmark. Top contributors to relative performance included overweights to A-rated bonds and underweights to AAA-rated bonds; overweights to the industrial development revenue/pollution control revenue and transportation sectors; and underweights to the pre-refunded, electric, water and sewer, and special tax sectors. A modest overweight to shorter call bonds and our coupon stack were positive.

Detractors included duration and yield curve positioning; an underweight to bonds of 4 to 12 years, an overweight to bonds longer than 17 years; and an underweight to the state general obligation and housing sectors. Overall security selection modestly detracted.

Total return based on a $10,000 investment

	Managed Account CoreBuilder® Shares - Series M	Bloomberg Municipal Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,069	$10,119
2/29/2016	$10,044	$10,135
3/31/2016	$10,113	$10,167
4/30/2016	$10,216	$10,242
5/31/2016	$10,250	$10,270
6/30/2016	$10,360	$10,433
7/31/2016	$10,360	$10,440
8/31/2016	$10,401	$10,454
9/30/2016	$10,384	$10,401
10/31/2016	$10,315	$10,292
11/30/2016	$9,836	$9,908
12/31/2016	$9,925	$10,025
1/31/2017	$9,954	$10,091
2/28/2017	$10,035	$10,161
3/31/2017	$10,082	$10,183
4/30/2017	$10,163	$10,257
5/31/2017	$10,315	$10,420
6/30/2017	$10,299	$10,382
7/31/2017	$10,398	$10,466
8/31/2017	$10,524	$10,546
9/30/2017	$10,508	$10,492
10/31/2017	$10,537	$10,518
11/30/2017	$10,512	$10,462
12/31/2017	$10,622	$10,571
1/31/2018	$10,527	$10,447
2/28/2018	$10,514	$10,415
3/31/2018	$10,563	$10,454
4/30/2018	$10,559	$10,416
5/31/2018	$10,700	$10,536
6/30/2018	$10,704	$10,545
7/31/2018	$10,745	$10,570
8/31/2018	$10,768	$10,597
9/30/2018	$10,718	$10,529
10/31/2018	$10,659	$10,464
11/30/2018	$10,766	$10,580
12/31/2018	$10,901	$10,707
1/31/2019	$10,989	$10,787
2/28/2019	$11,069	$10,845
3/31/2019	$11,260	$11,017
4/30/2019	$11,311	$11,058
5/31/2019	$11,474	$11,211
6/30/2019	$11,525	$11,252
7/31/2019	$11,613	$11,343
8/31/2019	$11,795	$11,521
9/30/2019	$11,723	$11,429
10/31/2019	$11,736	$11,450
11/30/2019	$11,778	$11,478
12/31/2019	$11,819	$11,513
1/31/2020	$12,033	$11,720
2/29/2020	$12,209	$11,871
3/31/2020	$11,511	$11,441
4/30/2020	$11,321	$11,297
5/31/2020	$11,651	$11,656
6/30/2020	$11,819	$11,752
7/31/2020	$12,016	$11,950
8/31/2020	$12,018	$11,894
9/30/2020	$12,031	$11,897
10/31/2020	$12,014	$11,861
11/30/2020	$12,203	$12,040
12/31/2020	$12,314	$12,113
1/31/2021	$12,426	$12,191
2/28/2021	$12,230	$11,997
3/31/2021	$12,322	$12,071
4/30/2021	$12,445	$12,172
5/31/2021	$12,507	$12,208
6/30/2021	$12,559	$12,242
7/31/2021	$12,651	$12,344
8/31/2021	$12,623	$12,298
9/30/2021	$12,534	$12,209
10/31/2021	$12,526	$12,174
11/30/2021	$12,639	$12,277
12/31/2021	$12,651	$12,297
1/31/2022	$12,348	$11,961
2/28/2022	$12,269	$11,918
3/31/2022	$11,923	$11,531
4/30/2022	$11,607	$11,212
5/31/2022	$11,734	$11,379
6/30/2022	$11,520	$11,193
7/31/2022	$11,801	$11,488
8/31/2022	$11,565	$11,237
9/30/2022	$11,182	$10,805
10/31/2022	$11,060	$10,715
11/30/2022	$11,578	$11,217
12/31/2022	$11,593	$11,249
1/31/2023	$11,902	$11,572
2/28/2023	$11,685	$11,310
3/31/2023	$11,891	$11,561
4/30/2023	$11,917	$11,535
5/31/2023	$11,848	$11,435
6/30/2023	$11,950	$11,549
7/31/2023	$11,987	$11,595
8/31/2023	$11,864	$11,428
9/30/2023	$11,567	$11,093
10/31/2023	$11,399	$10,999
11/30/2023	$12,092	$11,697
12/31/2023	$12,374	$11,969
1/31/2024	$12,392	$11,908
2/29/2024	$12,433	$11,923
3/31/2024	$12,463	$11,923
4/30/2024	$12,372	$11,775
5/31/2024	$12,380	$11,740
6/30/2024	$12,567	$11,920
7/31/2024	$12,675	$12,029
8/31/2024	$12,762	$12,124
9/30/2024	$12,895	$12,244
10/31/2024	$12,745	$12,065
11/30/2024	$12,935	$12,274
12/31/2024	$12,807	$12,095
1/31/2025	$12,838	$12,156
2/28/2025	$12,973	$12,276
3/31/2025	$12,787	$12,068
4/30/2025	$12,704	$11,971
5/31/2025	$12,666	$11,978
6/30/2025	$12,767	$12,053
7/31/2025	$12,706	$12,029
8/31/2025	$12,831	$12,133
9/30/2025	$13,133	$12,414
10/31/2025	$13,271	$12,568
11/30/2025	$13,315	$12,597
12/31/2025	$13,337	$12,608

Managed Account CoreBuilder® Shares - Series M

Annual Shareholder Report | December 31, 2025

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Managed Account CoreBuilder® Shares - Series M	4.14	1.61	2.92
Bloomberg Municipal Bond Index	4.25	0.80	2.34

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

KEY FUND STATISTICS

Total net assets	$770,913,135
# of portfolio holdings	455
Portfolio turnover rate	11%
Total advisory fees paid	$0

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.6
AA/Aa	26.5
A/A	37.2
BBB/Baa	18.0
BB/Ba	4.6
B	0.1
Not Rated	12.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Waller Consolidated Independent School District, 5.00%, 2‑15‑2045	1.0
County of Broward Port Facilities Revenue Series B AMT, 4.00%, 9‑1‑2037	1.0
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB, 0.00%, 9‑1‑2034	0.9
Southeast Alabama Gas Supply District Project No. 2, 5.00%, 6‑1‑2049	0.8
Jacksonville Port Authority Series B, 5.00%, 11‑1‑2044	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2035	0.7
Chicago Transit Authority Sales Tax Receipts Fund Series A, 5.00%, 12‑1‑2049	0.7
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C, 4.00%, 11‑1‑2034	0.7
Southeast Energy Authority A Cooperative District Series E, 5.00%, 10‑1‑2030	0.7
Kentucky Public Energy Authority Series C, 5.00%, 5‑1‑2036	0.7

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	15.6
1-3 years	11.0
3-5 years	15.4
5-10 years	36.2
10-20 years	16.4
20-30 years	5.1
30+ years	0.3

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2025.

Effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

AR4901 12-25

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Allspring Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Allspring Funds Trust has determined that Jane A. Freeman is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Freeman is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the registrant by the registrant’s principal accountant. These fees were billed to the registrant and were approved by the registrant’s audit committee.

	Fiscal year ended December 31, 2025	Fiscal year ended December 31, 2024
Audit fees	$60,260	$58,790
Audit-related fees	—	—
Tax fees (1)	—	$2,290
All other fees	—	—

	$60,260	$61,080

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e)(1) The Chair of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Allspring Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chair, Management shall prepare a brief description of the proposed services.

If the Chair approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not applicable.

(f) Not applicable.

(g) Not applicable.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series M
Long Form Financial Statements
Annual Report
December 31, 2025

Allspring Managed Account | 1

Portfolio of investments—December 31, 2025
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 99.04%
Alabama: 5.41%
Education revenue: 0.10%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$795,000	$801,843
Health revenue: 0.55%
Health Care Authority for Baptist Health Series A	5.00	11-15-2033	3,885,000	4,242,141
Housing revenue: 0.20%
Huntsville Public Building Authority	5.00	2-1-2052	1,500,000	1,534,119
Utilities revenue: 4.56%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,086,065
Black Belt Energy Gas District Series B	5.00	10-1-2035	5,000,000	5,150,065
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	1,600,000	1,711,033
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,220,525
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	6,000,000	6,437,727
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	1,010,111
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,268,393
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,586,064
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,000,000	2,083,851
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	5,000,000	5,371,724
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	2,000,000	2,235,272
				35,160,830
				41,738,933
Alaska: 0.54%
Airport revenue: 0.17%
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2043	1,200,000	1,296,057
Health revenue: 0.37%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2039	1,000,000	985,866
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,843,717
				2,829,583
				4,125,640
Arizona: 2.62%
Education revenue: 1.98%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	570,909
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	920,036
Glendale IDA Midwestern University Obligated Group	5.00	5-15-2044	1,625,000	1,716,242
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	1,037,520
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	950,000	951,146
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
IDA of the County of Pima Paideia Academies, Inc.144A	6.00%	7-1-2035	$1,475,000	$1,475,687
IDA of the County of Pima Paideia Academies, Inc.144A	6.13	7-1-2045	2,000,000	1,974,863
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	645,000	639,359
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	998,463
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88	6-15-2048	500,000	468,018
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00	7-1-2035	3,000,000	3,009,113
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	500,000	474,382
Sierra Vista IDA Wake Preparatory Academy	6.25	6-15-2045	1,000,000	1,020,628
				15,256,366
Health revenue: 0.13%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2030	495,000	497,576
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	472,280
				969,856
Industrial development revenue: 0.22%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	1,285,000	1,302,729
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	500,000	427,268
				1,729,997
Utilities revenue: 0.29%
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,237,354
				20,193,573
California: 1.88%
Airport revenue: 0.76%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,038,632
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,840,636
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,015,618
San Francisco City & County Airport Commission San Francisco International Airport Series B AMT	5.00	5-1-2046	2,000,000	2,000,701
				5,895,587
Health revenue: 0.16%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,209,790
Housing revenue: 0.06%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	426,754	437,284
Transportation revenue: 0.26%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,250,000	2,038,686
Utilities revenue: 0.64%
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	1,000,000	1,040,481
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Central Valley Energy Authorityøø	5.00%	12-1-2055	$1,500,000	$1,633,942
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	2,000,000	2,257,974
				4,932,397
				14,513,744
Colorado: 3.75%
Airport revenue: 0.17%
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	1,250,000	1,316,331
Education revenue: 0.04%
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	310,000	310,724
GO revenue: 1.38%
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2039	750,000	753,523
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	837,791
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	748,000	667,072
Canyons Metropolitan District No. 5 Series B	6.50	12-15-2054	500,000	498,855
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	952,303
Southlands Metropolitan District No. 1 Series A-2	5.00	12-1-2047	650,000	630,669
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,407,912
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	4,881,704
				10,629,829
Health revenue: 1.01%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,886,915
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,051,257
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	3,043,644
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	2,000,000	1,827,094
				7,808,910
Industrial development revenue: 0.33%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,527,608
Miscellaneous revenue: 0.35%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2054	1,200,000	1,209,205
Westminster Public Schools COP (AG Insured)	5.00	12-1-2048	1,500,000	1,523,569
				2,732,774
Utilities revenue: 0.47%
Public Authority for Colorado Energy	6.50	11-15-2038	3,000,000	3,622,177
				28,948,353
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Connecticut: 1.43%
Education revenue: 0.67%
Connecticut State HEFA Fairfield University Series Q-1	5.00%	7-1-2046	$5,130,000	$5,145,354
GO revenue: 0.27%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,081,676
Town of Hamden Series A (BAM Insured)	4.00	8-1-2039	500,000	508,263
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	542,113
				2,132,052
Health revenue: 0.49%
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00	7-1-2041	860,000	833,459
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	2,099,047
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	5.50	10-1-2035	800,000	839,290
				3,771,796
				11,049,202
District of Columbia: 0.34%
Airport revenue: 0.29%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2046	1,500,000	1,529,802
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2048	715,000	740,844
				2,270,646
Water & sewer revenue: 0.05%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	2.50	10-1-2054	370,000	370,000
				2,640,646
Florida: 9.57%
Airport revenue: 3.92%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,503,554
County of Broward Port Facilities Revenue AMT	5.50	9-1-2050	1,000,000	1,061,941
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,531,919
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	3,015,609
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	3,044,585
County of Miami-Dade Seaport Department Series B-1 AMT	4.00	10-1-2046	1,500,000	1,347,247
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.25	11-1-2035	1,250,000	1,335,634
Jacksonville Port Authority Series B	5.00	11-1-2040	2,625,000	2,728,645
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,638,220
				30,207,354
Education revenue: 0.76%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,500,000	1,546,843
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,011,125
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00%	10-1-2042	$500,000	$489,778
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,280,017
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,500,827
				5,828,590
Health revenue: 3.14%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,500,936
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	1,500,000	1,359,852
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	1,750,000	1,554,879
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2030	225,000	242,527
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	489,685
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	270,665
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2033	250,000	269,083
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	508,510
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	506,841
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	4,000,000	4,111,865
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	1,000,000	1,006,220
Hillsborough County IDA BayCare Obligated Group Series C	4.13	11-15-2051	2,000,000	1,852,625
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	215,024
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	1,004,754
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	1,969,464
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	2,013,837
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	779,092
North Broward Hospital District Series B	5.00	1-1-2048	1,070,000	1,067,160
Sarasota County Public Hospital District Obligated Group	5.00	7-1-2052	1,250,000	1,267,782
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	2,440,000	2,229,655
				24,220,456
Miscellaneous revenue: 0.44%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	901,123
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.63	5-1-2054	1,000,000	968,764
Village Community Development District No. 16 Series 2025 Special Assessment	4.88	5-1-2045	1,500,000	1,503,929
				3,373,816
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Resource recovery revenue: 0.22%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38%	10-1-2054	$1,700,000	$1,719,746
Transportation revenue: 0.66%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	500,761
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	550,825
Sunshine Skyway Bridge Series A (AG Insured)	4.00	7-1-2037	4,000,000	4,069,523
				5,121,109
Utilities revenue: 0.07%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	540,476
Water & sewer revenue: 0.36%
County of Orange Water Utility System Revenue	5.00	10-1-2040	1,090,000	1,170,242
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,576,605
				2,746,847
				73,758,394
Georgia: 4.50%
Airport revenue: 0.40%
City of Atlanta Department of Aviation Series C AMT	5.00	7-1-2048	3,000,000	3,060,293
Education revenue: 0.18%
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	6.00	6-15-2043	500,000	503,455
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,000,000	901,045
				1,404,500
Health revenue: 0.13%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	1,010,723
Housing revenue: 0.34%
Georgia HFA Series A	4.70	12-1-2054	2,600,000	2,600,305
Industrial development revenue: 0.13%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00	1-1-2027	50,000	50,753
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	949,707
				1,000,460
Miscellaneous revenue: 0.23%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,788,813
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00%	4-1-2034	$500,000	$510,177
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	500,000	515,312
				1,025,489
Utilities revenue: 2.96%
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,271,299
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	1,000,000	1,074,379
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,055,369
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2055	2,500,000	2,661,893
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,500,000	1,527,777
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	2,000,000	2,116,066
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	3,000,000	3,210,365
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	833,291
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2064	4,000,000	4,042,750
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,012,826
				22,806,015
				34,696,598
Guam: 0.18%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	370,000	403,982
Miscellaneous revenue: 0.13%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	964,159
				1,368,141
Hawaii: 0.26%
Airport revenue: 0.26%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	2,013,088
Idaho: 0.48%
Education revenue: 0.14%
Idaho Housing & Finance Association Arts Charter School, Inc. Series A144A	5.00	12-1-2036	800,000	800,226
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	305,000	305,297
				1,105,523
Health revenue: 0.34%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series D	4.00	12-1-2043	2,710,000	2,606,803
				3,712,326
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Illinois: 9.94%
Airport revenue: 0.84%
Chicago O’Hare International Airport Series A AMT	5.00%	1-1-2048	$2,000,000	$2,000,049
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,000,000	1,864,176
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	508,619
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80	12-1-2043	2,000,000	2,064,469
				6,437,313
Education revenue: 0.80%
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2041	1,740,000	1,807,808
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,547,266
Illinois Finance Authority Wesleyan University	5.00	9-1-2036	2,345,000	2,363,544
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	471,996
				6,190,614
GO revenue: 4.86%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,574,212
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,258,817
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,086,550
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,933,996
Chicago Board of Education Series D	5.00	12-1-2046	4,150,000	3,790,833
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	989,339
Chicago Park District Series A	5.00	1-1-2030	1,000,000	1,000,000
Chicago Park District Series A	5.00	1-1-2031	1,000,000	1,000,000
Chicago Park District Series A	5.00	1-1-2032	1,225,000	1,225,000
Chicago Park District Series A	5.00	1-1-2035	1,000,000	1,000,000
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,756,789
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2031	800,000	673,492
City of Chicago Series A	5.00	1-1-2045	5,000,000	4,737,879
City of Chicago Series A	5.25	1-1-2045	1,000,000	976,940
City of Chicago Series E	6.00	1-1-2042	1,170,000	1,254,605
County of Will	4.00	11-15-2047	1,645,000	1,517,169
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,002,919
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	996,540
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2028	475,000	444,798
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2033	1,625,000	1,268,891
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2032	715,000	730,987
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2033	745,000	760,547
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2035	475,000	483,448
				37,463,751
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.94%
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00%	8-15-2048	$1,750,000	$1,568,495
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,749,992
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	3,060,020
Illinois Finance Authority University of Illinois	4.00	10-1-2050	1,000,000	864,262
				7,242,769
Housing revenue: 0.45%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,044,782
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	750,000	715,053
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	1,950,000	1,746,386
				3,506,221
Tax revenue: 1.08%
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2049	5,360,000	5,553,494
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,747,025
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	1,002,389
				8,302,908
Transportation revenue: 0.70%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	2,000,000	1,835,980
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,567,536
				5,403,516
Water & sewer revenue: 0.27%
City of Chicago Wastewater Transmission Revenue Series A (AG Insured)	5.25	1-1-2048	1,000,000	1,030,946
City of Chicago Waterworks Revenue Series 2017-2 (AG Insured)	5.00	11-1-2037	1,000,000	1,025,172
				2,056,118
				76,603,210
Indiana: 1.32%
Education revenue: 0.19%
Indiana Finance Authority DePauw University Series A	5.00	7-1-2047	1,500,000	1,477,892
Health revenue: 0.70%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,425,272
Industrial development revenue: 0.43%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	2,225,000	2,227,493
Indianapolis Local Public Improvement Bond Bank Series E	5.75	3-1-2043	1,000,000	1,059,651
				3,287,144
				10,190,308
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Kansas: 0.90%
Tax revenue: 0.90%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00%	9-1-2034	$12,265,000	$6,939,985
Kentucky: 1.91%
Health revenue: 0.54%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,110,014
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2039	1,000,000	1,090,836
				4,200,850
Housing revenue: 0.32%
Kentucky State Property & Building Commission Project No. 124 Series A (AG Insured)	5.00	11-1-2039	2,325,000	2,481,979
Transportation revenue: 0.16%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,209,895
Utilities revenue: 0.89%
Kentucky Public Energy Authority Series C	5.00	5-1-2036	5,000,000	5,310,223
Paducah Electric Plant Board Series A (AG Insured)	5.00	10-1-2035	1,510,000	1,525,851
				6,836,074
				14,728,798
Louisiana: 0.98%
Airport revenue: 0.09%
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	665,662
Industrial development revenue: 0.23%
Parish of St. James NuStar Logistics LPøø	3.70	8-1-2041	750,000	759,559
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	996,849
				1,756,408
Tax revenue: 0.27%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,067,930
Transportation revenue: 0.13%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2054	1,000,000	1,017,347
Water & sewer revenue: 0.26%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	514,096
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	512,101
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	577,684
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	422,372
				2,026,253
				7,533,600
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Maryland: 1.63%
Airport revenue: 0.26%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00%	7-1-2039	$1,100,000	$1,072,276
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	667,881
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	232,474
				1,972,631
Education revenue: 0.36%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00	8-1-2048	2,730,000	2,801,074
GO revenue: 0.26%
County of Baltimore	4.00	3-1-2042	2,000,000	2,002,369
Health revenue: 0.75%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00	1-1-2051	5,000,000	4,203,617
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	530,597
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.25	7-1-2050	1,000,000	1,037,366
				5,771,580
				12,547,654
Massachusetts: 1.51%
Airport revenue: 0.40%
Massachusetts Port Authority Series A AMT	5.00	7-1-2041	2,000,000	2,115,196
Massachusetts Port Authority Series E AMT	5.00	7-1-2051	1,000,000	1,011,061
				3,126,257
Health revenue: 1.11%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	2,000,587
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	1,660,000	1,682,465
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	3,000,000	3,068,015
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,786,549
				8,537,616
				11,663,873
Michigan: 2.58%
Health revenue: 0.51%
Grand Rapids Economic Development Corp. Michigan Christian Home Obligated Group Series B3	4.13	11-1-2030	1,500,000	1,501,113
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00%	2-15-2047	$1,500,000	$1,344,254
Michigan Finance Authority Trinity Health Corp. Obligated Group Series A	4.00	12-1-2049	1,165,000	1,051,332
				3,896,699
Miscellaneous revenue: 0.24%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,813,752
Utilities revenue: 0.41%
Lansing Board of Water & Light Series A	5.25	7-1-2054	3,000,000	3,190,810
Water & sewer revenue: 1.42%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	2,890,000	2,916,115
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	4,000,000	4,015,487
Great Lakes Water Authority Water Supply System Revenue Series D (AG Insured)	4.00	7-1-2033	4,000,000	4,020,305
				10,951,907
				19,853,168
Minnesota: 0.10%
Airport revenue: 0.09%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	668,742
Education revenue: 0.01%
City of Independence Beacon Academy Series A	4.25	7-1-2026	80,000	79,739
				748,481
Mississippi: 0.47%
Miscellaneous revenue: 0.47%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AG Insured)	5.00	9-1-2030	570,000	575,286
Mississippi Development Bank City of Jackson Series A	5.00	3-1-2026	3,050,000	3,052,589
				3,627,875
Missouri: 0.65%
Miscellaneous revenue: 0.65%
Kansas City IDA Airport Revenue Series B AMT (AG Insured)	5.00	3-1-2049	5,000,000	5,036,833
Nevada: 0.94%
GO revenue: 0.76%
Clark County School District Series A (AG Insured)	4.00	6-15-2035	2,000,000	2,022,133
Clark County School District Series A (AG Insured)	4.00	6-15-2040	750,000	754,265
County of Clark Series A	5.00	5-1-2048	3,000,000	3,051,433
				5,827,831
Industrial development revenue: 0.07%
County of Clark Southern California Edison Co.	2.10	6-1-2031	600,000	547,905
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.11%
County of Washoe Sierra Pacific Power Co. Series F AMTøø	4.13%	3-1-2036	$850,000	$868,732
				7,244,468
New Hampshire: 0.55%
Housing revenue: 0.24%
New Hampshire Business Finance Authority Class A Series 1-A	4.13	1-20-2034	1,811,842	1,845,754
Resource recovery revenue: 0.14%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	1,000,000	1,053,472
Water & sewer revenue: 0.17%
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2027	845,000	845,000
New Hampshire Business Finance Authority Pennichuck Water Works, Inc. Series A AMT	5.00	1-1-2028	480,000	480,000
				1,325,000
				4,224,226
New Jersey: 2.66%
Education revenue: 0.29%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00	7-1-2041	530,000	533,061
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	200,000	200,998
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,500,362
				2,234,421
Housing revenue: 1.06%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	205,000	207,172
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	2,000,000	2,175,209
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,498,093
New Jersey TTFA Series A	4.00	6-15-2042	750,000	730,487
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,018,490
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,500,364
				8,129,815
Miscellaneous revenue: 0.27%
New Jersey TTFA Series AA	5.25	6-15-2050	2,000,000	2,105,138
Tax revenue: 0.47%
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,258,163
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,327,217
				3,585,380
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.13%
South Jersey Transportation Authority Series A	5.25%	11-1-2052	$1,000,000	$1,026,332
Water & sewer revenue: 0.44%
Jersey City Municipal Utilities Authority Water Fund Series C (AG Insured)	5.25	10-15-2054	2,000,000	2,113,678
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,275,174
				3,388,852
				20,469,938
New York: 9.24%
Airport revenue: 2.74%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	500,000	524,595
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	500,000	551,036
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	3,500,000	3,570,345
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT (AG Insured)	5.25	12-31-2054	975,000	988,453
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	2,285,000	2,303,503
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2040	1,295,000	1,466,202
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2054	5,000,000	4,987,075
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	2,665,000	2,664,885
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AG Insured)	4.00	7-1-2032	2,000,000	1,998,865
Niagara Frontier Transportation Authority Airport System Revenues Series A AMT	5.00	4-1-2039	1,040,000	1,063,338
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	989,389
				21,107,686
Education revenue: 2.62%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,533,141
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.75	6-15-2040	900,000	889,821
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2042	1,175,000	1,128,963
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2043	880,000	835,256
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	1,004,490
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,479,470
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,460,915
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,376,235
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,521,476
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00%	7-1-2040	$1,565,000	$1,565,195
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	360,739
				20,155,701
Health revenue: 0.49%
Albany Capital Resource Corp. Albany Medical Center Hospital Obligated Group Series A	5.25	5-1-2050	1,000,000	1,038,840
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	4.00	4-1-2038	1,250,000	1,260,304
New York State Dormitory Authority Mount Sinai Hospital Obligated Group	5.25	7-1-2050	1,500,000	1,505,751
				3,804,895
Industrial development revenue: 1.31%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80	9-15-2069	1,000,000	934,223
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2031	1,135,000	1,169,316
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	2,000,000	2,045,243
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,650,866
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	2,290,000	2,321,680
				10,121,328
Miscellaneous revenue: 0.28%
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	1,000,000	1,014,766
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,250,000	1,139,860
				2,154,626
Tax revenue: 1.70%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	3,000,000	2,947,191
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,455,331
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	2,000,000	1,977,657
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,422,740
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,466,665
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-2	5.25	5-15-2064	2,715,000	2,814,258
				13,083,842
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.10%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00%	4-1-2034	$750,000	$776,362
				71,204,440
North Carolina: 0.19%
Transportation revenue: 0.19%
North Carolina Turnpike Authority Series A (AG Insured)	5.00	1-1-2054	1,425,000	1,457,221
North Dakota: 0.09%
Health revenue: 0.09%
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2048	700,000	716,456
Ohio: 2.52%
Airport revenue: 0.15%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	1,100,000	1,177,437
Education revenue: 0.30%
Port of Greater Cincinnati Development Authorityøø	4.38	6-15-2056	2,340,000	2,326,819
Health revenue: 0.95%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00	8-1-2041	2,000,000	1,905,554
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,728,068
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	738,139
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,946,562
				7,318,323
Housing revenue: 0.53%
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2029	2,070,000	2,073,565
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2035	2,000,000	2,002,858
				4,076,423
Industrial development revenue: 0.26%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	2.88	2-1-2026	2,000,000	1,999,070
Transportation revenue: 0.14%
Summit County Development Finance Authority University of Akron Parking Project	5.75	12-1-2053	1,000,000	1,047,986
Utilities revenue: 0.19%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,495,420
				19,441,478
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Oklahoma: 1.78%
Airport revenue: 0.77%
Oklahoma City Airport Trust AMT	5.00%	7-1-2037	$3,805,000	$3,923,250
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.25	6-1-2048	2,000,000	2,019,786
				5,943,036
Housing revenue: 1.01%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00	12-1-2031	3,250,000	3,361,500
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,919,075
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	2,032,355
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	492,076
				7,805,006
				13,748,042
Oregon: 0.30%
Airport revenue: 0.27%
Port of Portland Airport Revenue Series 30A AMT	5.25	7-1-2054	2,000,000	2,065,418
Health revenue: 0.03%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	250,000	250,810
				2,316,228
Pennsylvania: 8.79%
Airport revenue: 1.40%
Allegheny County Airport Authority Series A AMT (AG Insured)	4.00	1-1-2046	3,715,000	3,335,097
City of Philadelphia Airport Revenue Series B AMT	5.00	7-1-2042	2,500,000	2,520,020
City of Philadelphia Airport Revenue Series B AMT	5.50	7-1-2051	2,500,000	2,668,194
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2036	1,630,000	1,639,358
City of Philadelphia Airport Revenue Series C AMT	4.00	7-1-2040	655,000	634,087
				10,796,756
Education revenue: 0.71%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	2,000,000	2,071,939
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	750,000	755,644
Philadelphia IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,170,000	1,920,265
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	750,000	757,215
				5,505,063
GO revenue: 1.11%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,015,630
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	1,000,000	1,011,412
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,510,244
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,015,027
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
School District of Philadelphia Series F	5.00%	9-1-2036	$3,000,000	$3,035,747
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,011,124
				8,599,184
Health revenue: 1.34%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	454,395
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	904,019
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	2,288,455
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group	5.00	11-1-2051	1,050,000	1,047,500
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.00	8-15-2049	3,645,000	3,733,037
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	1,000,000	907,815
Pennsylvania EDFA UPMC Obligated Group Series B	4.00	3-15-2040	1,000,000	978,783
				10,314,004
Housing revenue: 2.43%
Chester County IDA University Student Housing LLC Series A (BAM Insured)	4.00	8-1-2048	2,500,000	2,274,408
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,022,594
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.25	6-30-2053	3,430,000	3,476,602
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	1,003,845
Philadelphia Municipal Authority	5.00	4-1-2033	2,355,000	2,407,090
State Public School Building Authority School District of Philadelphia	5.00	6-1-2036	4,525,000	4,574,983
				18,759,522
Miscellaneous revenue: 0.32%
Delaware Valley Regional Finance Authority Series B (Bank of America N.A. LOC)ø	2.43	12-1-2060	900,000	900,000
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,536,462
				2,436,462
Resource recovery revenue: 0.20%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	1,500,000	1,554,916
Tax revenue: 0.14%
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,049,586
Tobacco revenue: 0.35%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	2,750,000	2,708,170
Transportation revenue: 0.79%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,502,480
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2038	1,360,000	1,447,931
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,145,475
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Transportation revenue(continued)
Pennsylvania Turnpike Commission Series A	4.00%	12-1-2045	$1,000,000	$949,917
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,013,583
				6,059,386
				67,783,049
South Carolina: 0.32%
Education revenue: 0.21%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50	6-15-2033	1,615,000	1,598,186
Health revenue: 0.11%
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.25	4-1-2051	900,000	894,757
				2,492,943
Tennessee: 0.71%
Health revenue: 0.33%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	2,500,000	2,592,956
Housing revenue: 0.24%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.50	7-1-2059	1,750,000	1,833,300
Utilities revenue: 0.14%
Tennergy Corp. Series Aøø	5.50	10-1-2053	1,000,000	1,072,620
				5,498,876
Texas: 5.16%
Airport revenue: 1.27%
City of Austin Airport System Revenue AMT	5.00	11-15-2044	2,500,000	2,500,558
Dallas Fort Worth International Airport Series A-1 AMT	5.25	11-1-2043	2,335,000	2,491,781
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	2,400,000	2,269,401
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,536,078
				9,797,818
Education revenue: 0.78%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.75	6-15-2049	915,000	828,279
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.63	6-15-2045	2,000,000	2,036,670
Arlington Higher Education Finance Corp. Leadership Prep School	4.25	6-15-2059	1,100,000	1,017,229
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,249,889
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	247,058
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	650,000	615,804
				5,994,929
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
GO revenue: 1.63%
City of Palestine (AG Insured)	4.00%	2-15-2051	$3,625,000	$3,253,611
City of Port Isabel144A	5.10	2-15-2049	445,000	425,576
City of Waco Series A	5.00	2-1-2049	850,000	890,684
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	7,984,728
				12,554,599
Health revenue: 0.31%
Greater Texas Cultural Education Facilities Finance Corp. Texas Biomedical Research Institute Series A	5.00	6-1-2041	1,310,000	1,351,238
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.25	1-1-2040	1,000,000	1,051,741
				2,402,979
Industrial development revenue: 0.31%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.50	7-15-2035	1,250,000	1,364,193
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	1,000,000	986,280
				2,350,473
Tax revenue: 0.23%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	730,000	730,403
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2035	1,070,000	1,073,149
				1,803,552
Transportation revenue: 0.53%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,019,032
Central Texas Regional Mobility Authority Series B	4.00	1-1-2038	550,000	558,455
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,510,670
				4,088,157
Water & sewer revenue: 0.10%
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	751,256
				39,743,763
Utah: 2.00%
Airport revenue: 0.48%
City of Salt Lake City Airport Revenue Series A AMT	5.25	7-1-2048	2,575,000	2,644,688
City of Salt Lake City Airport Revenue Series B	5.00	7-1-2043	1,000,000	1,021,961
				3,666,649
Education revenue: 0.90%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50	7-15-2027	175,000	174,559
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25	6-15-2037	3,000,000	2,939,854
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38%	6-15-2048	$1,500,000	$1,335,034
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,598,837
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63	6-15-2029	200,000	196,145
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	660,208
				6,904,637
Health revenue: 0.36%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	3,000,000	2,746,868
Housing revenue: 0.13%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	945,000	1,039,148
Miscellaneous revenue: 0.13%
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.88	3-1-2045	1,000,000	1,033,023
				15,390,325
Virginia: 0.38%
Health revenue: 0.32%
Fairfax County IDA Inova Health System Obligated Group	4.13	5-15-2054	1,300,000	1,199,320
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	1,000,000	1,030,014
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	230,000	227,607
				2,456,941
Transportation revenue: 0.06%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	480,821
				2,937,762
Washington: 4.63%
Airport revenue: 1.78%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	3,234,548
Port of Seattle AMT	5.00	4-1-2044	3,000,000	3,044,029
Port of Seattle Series B AMT	5.00	8-1-2047	1,000,000	1,018,391
Port of Seattle Series B AMT	5.25	7-1-2049	4,000,000	4,132,354
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,523,755
Washington EDFA AMTøø	5.88	12-1-2045	750,000	753,367
				13,706,444
GO revenue: 1.25%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,557,777
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,569,364
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	480,264
Port of Seattle Series B AMT	5.00	6-1-2049	2,000,000	2,050,775
				9,658,180
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.60%
Jefferson County Public Hospital District No. 2 Series A	6.63%	12-1-2043	$2,250,000	$2,373,884
King County Public Hospital District No. 4 Series A	6.63	12-1-2045	1,000,000	1,011,410
Skagit County Public Hospital District No. 1	5.50	12-1-2039	1,000,000	1,088,764
Skagit County Public Hospital District No. 1	5.50	12-1-2043	1,000,000	1,037,050
Skagit County Public Hospital District No. 1	5.50	12-1-2044	1,000,000	1,033,025
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2044	2,200,000	2,312,053
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	390,944
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	713,289
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	4.00	10-1-2045	2,500,000	2,333,493
				12,293,912
				35,658,536
West Virginia: 0.19%
Housing revenue: 0.19%
West Virginia Housing Development Fund Series A	4.40	11-1-2044	1,500,000	1,503,565
Wisconsin: 5.64%
Airport revenue: 0.34%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,585,501
Education revenue: 1.84%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,000,705
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,730,000	1,730,385
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,789,926
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	3,105,137
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	312,518
PFA Founders Academy of Las Vegas Series A144A	6.63	7-1-2053	600,000	619,771
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2044	690,000	658,786
PFA University of Kansas	5.00	3-1-2046	5,000,000	5,000,099
				14,217,327
Health revenue: 1.36%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	980,000	941,993
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	554,289
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	754,703
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,060,068
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	2,145,000	1,935,405
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00	2-15-2034	700,000	720,935
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00	2-15-2035	500,000	514,209
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00	2-15-2036	600,000	615,104
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A (AG Insured)	4.00	2-15-2037	550,000	561,123
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Portfolio of investments—December 31, 2025

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00%	7-1-2044	$1,050,000	$1,054,202
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2038	750,000	756,070
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	512,347
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	470,359
				10,450,807
Housing revenue: 0.30%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,339,673
Industrial development revenue: 0.43%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,557,358
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2041	2,000,000	1,778,586
				3,335,944
Miscellaneous revenue: 0.39%
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	5,000,000	1,973,718
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	1,000,000	1,008,361
				2,982,079
Tax revenue: 0.98%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	5,000,000	5,129,486
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	2,090,000	2,113,361
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	330,000	334,393
				7,577,240
				43,488,571
Total municipal obligations (Cost $780,384,805)				763,552,310

		Yield	Shares
Short-term investments: 0.06%
Investment companies: 0.06%
Allspring Government Money Market Fund Select Class♠∞		3.71	430,592	430,592
Total short-term investments (Cost $430,592)				430,592
Total investments in securities (Cost $780,815,397)	99.10%			763,982,902
Other assets and liabilities, net	0.90			6,930,233
Total net assets	100.00%			$770,913,135

The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Portfolio of investments—December 31, 2025

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$668,857	$153,904,168	$(154,142,433)	$0	$0	$430,592	430,592	$91,115
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 25

Statement of assets and liabilities—December 31, 2025
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $780,384,805)	$763,552,310
Investments in affiliated securities, at value (cost $430,592)	430,592
Cash	442,939
Receivable for interest	9,618,869
Receivable for Fund shares sold	237,074
Receivable from manager	25,235
Total assets	774,307,019
Liabilities
Dividends payable	2,707,333
Payable for Fund shares redeemed	682,901
Accrued expenses and other liabilities	3,650
Total liabilities	3,393,884
Total net assets	$770,913,135
Net assets consist of
Paid-in capital	$818,650,829
Total distributable loss	(47,737,694)
Total net assets	$770,913,135
Computation of net asset value per share
Net assets	$770,913,135
Shares outstanding[1]	68,620,581
Net asset value per share	$11.23
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Statement of operations—year ended December 31, 2025
Statement of operations
Investment income
Interest	$31,183,860
Income from affiliated securities	91,115
Total investment income	31,274,975
Expenses
Custody and accounting fees	30,639
Professional fees	62,617
Registration fees	58,995
Shareholder report expenses	21,468
Trustees’ fees and expenses	13,822
Other fees and expenses	19,859
Total expenses	207,400
Less: Fee waivers and/or expense reimbursements	(207,400)
Net expenses	0
Net investment income	31,274,975
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,012,724)
Net change in unrealized gains (losses) on investments	2,610,947
Net realized and unrealized gains (losses) on investments	1,598,223
Net increase in net assets resulting from operations	$32,873,198
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 27

Statement of changes in net assets
Statement of changes in net assets
	Year ended December 31, 2025		Year ended December 31, 2024
Operations
Net investment income		$31,274,975		$30,123,462
Net realized gains (losses) on investments		(1,012,724)		413,595
Net change in unrealized gains (losses) on investments		2,610,947		(4,272,470)
Net increase in net assets resulting from operations		32,873,198		26,264,587
Distributions to shareholders from
Net investment income and net realized gains		(31,343,349)		(30,246,130)
Capital share transactions	Shares		Shares
Proceeds from shares sold	24,779,714	274,426,370	27,344,942	308,349,440
Payment for shares redeemed	(24,066,199)	(267,374,504)	(17,532,570)	(197,763,355)
Net increase in net assets resulting from capital share transactions		7,051,866		110,586,085
Total increase in net assets		8,581,715		106,604,542
Net assets
Beginning of period		762,331,420		655,726,878
End of period		$770,913,135		$762,331,420
The accompanying notes are an integral part of these financial statements.
28 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Year ended December 31
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.23	$11.29	$10.99	$12.42	$12.47
Net investment income	0.45 [1]	0.45 [1]	0.42 [1]	0.39	0.39
Net realized and unrealized gains (losses) on investments	0.00	(0.06)	0.30	(1.43)	(0.05)
Total from investment operations	0.45	0.39	0.72	(1.04)	0.34
Distributions to shareholders from
Net investment income	(0.45)	(0.45)	(0.42)	(0.39)	(0.39)
Net asset value, end of period	$11.23	$11.23	$11.29	$10.99	$12.42
Total return[2]	4.14%	3.50%	6.74%	(8.37)%	2.73%
Ratios to average net assets (annualized)
Gross expenses	0.03%	0.05%	0.03%	0.03%	0.02%
Net expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	4.06%	3.96%	3.82%	3.47%	3.10%
Supplemental data
Portfolio turnover rate	11%	9%	20%	14%	9%
Net assets, end of period (000s omitted)	$770,913	$762,331	$655,727	$695,152	$888,728

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere.
[3]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 29

Notes to financial statements
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares - Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in municipal bonds and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
30 | Allspring Managed Account

Notes to financial statements
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of December 31, 2025, the aggregate cost of all investments for federal income tax purposes was $780,713,899 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$4,805,256
Gross unrealized losses	(21,536,253)
Net unrealized losses	$(16,730,997)
As of December 31, 2025, the Fund had capital loss carryforwards which consist of $13,196,352 in short-term capital losses and $17,874,925 in long-term capital losses.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$763,552,310	$0	$763,552,310
Short-term investments
Investment companies	430,592	0	0	430,592
Total assets	$430,592	$763,552,310	$0	$763,982,902
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
Allspring Managed Account | 31

Notes to financial statements
At December 31, 2025, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $47,535,000, $76,537,114 and $572,609 in interfund purchases, sales and net realized gains (losses), respectively, during the year ended December 31, 2025.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended December 31, 2025 were $97,216,157 and $81,384,118, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the year ended December 31, 2025, there were no borrowings by the Fund under the agreement.
7.DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid were as follows:
	Year ended December 31
	2025	2024
Tax-exempt income	$31,343,349	$30,246,130
As of December 31, 2025, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized losses	Capital loss carryforward
$2,771,913	$(16,730,997)	$(31,071,277)
8.CONCENTRATION RISK
Concentration risk exists when a shareholder owns a large amount of shares of the Fund. A fund with a concentration of ownership may be more affected by the investment activity of those shareholders than would be a fund that does not have any ownership concentration. As of December 31, 2025, Allspring Funds Management or one of its affiliates owned 29% of the Fund.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts
32 | Allspring Managed Account

Notes to financial statements
indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
Allspring Managed Account | 33

Report of independent registered public accounting firm
To the Shareholders of the Fund and Board of Trustees
Allspring Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Allspring Managed Account CoreBuilder® Shares - Series M (the Fund), one of the funds constituting Allspring Funds Trust, including the portfolio of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have not been able to determine the specific year that we began serving as the auditor of one or more Allspring Funds investment companies; however, we are aware that we have served as the auditor of one or more Allspring Funds investment companies since at least 1955.
Boston, Massachusetts
February 25, 2026
34 | Allspring Managed Account

Other information (unaudited)
Other information
Tax information
Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended December 31, 2025.
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Managed Account | 35

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

36 | Allspring Managed Account

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSR4901 12-25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date:	February 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date:	February 25, 2026

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date:	February 25, 2026